EDGAR

July 2, 1999

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:    Filing Pursuant to Rule 497(j)
       John Hancock Institutional Series Trust
        John Hancock Active Bond Fund
        John Hancock Dividend Performers Fund
        John Hancock Medium Capitalization Growth Fund
         (fka John Hancock Multi-Sector Growth Fund)
        John Hancock Small Capitalization Value Fund
        John Hancock Small Capitalization Growth Fund
        John Hancock International Equity Fund
        John Hancock Independence Diversified Core Equity Fund II
        John Hancock Independence Medium Capitalization Fund
        John Hancock Independence Balanced Fund
        John Hancock Core Growth Fund
        John Hancock Core Value Fund

      File Nos.  33-86102; 811-8852

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus dated July 1, 1999 and Statement of Additional Information dated July 1, 1999 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.

                                                 Sincerely,


                                                 /s/Joan O'Neill
                                                 ---------------
                                                 Joan O'Neill